Investment Managers Series Trust

235 W. Galena Street

Milwaukee, Wisconsin 53212

January 7, 2019

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 “F” Street, N.E.

Washington, DC 20549

Re:	Investment Managers Series Trust (the “Trust”)

File Nos. 333-122901 and 811-21719 on behalf of

361 Domestic Long/Short Equity Fund, 361 Global Long/Short Equity Fund and 361 U.S. Small Cap Equity Fund (collectively, the “Funds”)

Ladies and gentlemen:

On behalf of the Funds, we are filing today through EDGAR, pursuant to the requirements of Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), XBRL interactive data files relating to revised Fees and Expenses (Item 3 to Form N-1A) in the Prospectus for the Fund, which were filed electronically with the Securities and Exchange Commission pursuant to Rule 497(e) under the Securities Act on December 26, 2018 (Accession No. 0001398344-18-018528). The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.

If you have any questions or require further information, do not hesitate to contact the undersigned at (626) 385-5777.

Sincerely,

/s/ Diane J. Drake

Secretary